Commitments and Contingencies (Details Narrative)									3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 19, 2020 USD ($)	Oct. 16, 2020 USD ($)	Aug. 29, 2019	Jul. 24, 2019 USD ($) ft²	Jul. 24, 2019 GBP (£) ft²	May 13, 2019 USD ($)	Jun. 14, 2018 USD ($)	Jun. 14, 2018 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Proceeds of convertible notes payable											$ 958,000	$ 757,000	$ 757,000
Professional fees									$ 289,296	$ 126,565	$ 480,961	447,908	$ 565,643	$ 249,675
Lease term									3 years		3 years			3 years
Weighted average incremental borrowing rate													6.00%
Current operating lease liabilities									$ 28,489		$ 28,489		$ 29,237
Long-term operating lease liabilities									28,667		28,667		51,620
Right of use assets									$ 59,906		59,906		83,679
ASC 840 [Member]
Net rent expense											$ 12,091	$ 23,214	$ 31,563	$ 27,851
US$: GBP [Member] | Yearly Average Rate [Member]
Foreign currency translation rate									1.271713	1.285336	1.271713	1.285336	1.276933	1.296229	1.296229
Employment Agreements [Member] | David Phipps [Member]
Employment agreement term description							The Company entered into a two (2) year Employment Agreement (the "Phipps Agreement") with Mr. Phipps, with an automatic one (1) year extension.	The Company entered into a two (2) year Employment Agreement (the "Phipps Agreement") with Mr. Phipps, with an automatic one (1) year extension.
Annual salary							$ 170,000							$ 62,219
Employment agreement term							1 year	1 year
Average conversion rate														1.296229
Employment Agreements [Member] | David Phipps [Member] | GBP [Member]
Annual salary | £								£ 48,000							£ 48,000
Employment Agreements [Member] | Theresa Carlise [Member]
Employment agreement term description							The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension.	The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension.
Annual salary							$ 150,000
Amount agreed to provide prior to the agreement							$ 140,000
Employment Agreements [Member] | Theresa Carlise [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Cash compensation payable per week		$ 2,000
Employment Agreements [Member] | Thomas Seifert [Member] | Subsequent Event [Member] | Chief Financial Officer [Member]
Cash compensation payable per month	$ 7,500
Executive Employment Agreement [Member] | David Phipps [Member]
Employment agreement term description							Previously the Company had a two-year Executive Employment Agreement with Mr. Phipps, effective January 1, 2016	Previously the Company had a two-year Executive Employment Agreement with Mr. Phipps, effective January 1, 2016
Annual salary							$ 144,000							$ 61,833
Average conversion rate							1.288190	1.288190
Executive Employment Agreement [Member] | David Phipps [Member] | GBP [Member]
Annual salary | £								£ 48,000
Consulting Agreement 1 [Member]
Proceeds of convertible notes payable						$ 44,000
Consulting Agreement 2 [Member]
Proceeds of convertible notes payable						$ 12,500
Note bears interest rate						6.00%
Two Consulting Agreement [Member]
Professional fees											$ 16,290	$ 0
Two Consulting Agreement [Member] | Minimum [Member]
Debt instrument retainer payment						$ 10,000
Debt instrument monthly payment											5,000		$ 5,000
Two Consulting Agreement [Member] | Maximum [Member]
Debt instrument retainer payment						$ 30,000
Debt instrument monthly payment											$ 10,000		$ 10,000
Consulting Agreement [Member]
Consulting agreements extended period, description			One of the consulting agreements was extended for another three months to expire on February 13, 2020 and the other was extended on September 1, 2019 for another two months to expire on January 13, 2020.
Lease Agreement [Member] | England [Member]
Area of square feet | ft²				2,660	2,660
Lease term				3 years	3 years
Facilities rent per month				$ 2,706
Lease Agreement [Member] | GBP [Member]
Foreign currency translation rate				1.3262	1.3262
Foreign currency translation rate, amount				$ 2,822
Lease renewal date				Jul. 23, 2022	Jul. 23, 2022
Lease Agreement [Member] | GBP [Member] | England [Member]
Annual Rent | £					£ 25,536
Facilities rent per month | £					£ 2,128